INTERIM CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 24,012	$ 26,283
Short term restricted cash	67	53
Bank deposits	65,785	105,750
Marketable securities	15,281	13,335
Trade receivables, net	5,418	7,395
Inventory	1,753	1,868
Prepaid expenses and other current assets	2,122	5,774
Total current assets	114,438	160,458
LONG-TERM ASSETS:
Marketable securities	1,227	4,813
Restricted deposits	2,539	2,623
Property and equipment, net	24,182	25,770
Operating lease right-of-use assets, net	24,358	25,486
Other long-term assets	82	84
Total long-term assets	52,388	58,776
Total assets	166,826	219,234
CURRENT LIABILITIES:
Trade payables	6,364	8,036
Deferred revenues	462	6,949
Employees and payroll accruals	9,716	9,468
Accrued expenses and other current liabilities	7,400	8,743
Operating lease liabilities	4,048	4,034
Total current liabilities	27,990	37,230
LONG-TERM LIABILITIES:
Operating lease liabilities	26,006	28,475
Warrants liability	91	240
Total long-term liabilities	26,097	28,715
SHAREHOLDERS' EQUITY:
Ordinary Shares of no-par value: Authorized: 500,000,000 shares as of June 30, 2024 and December 31, 2023; Issued and outstanding: 166,859,797 and 165,387,098 shares as of June 30, 2024 and December 31, 2023, respectively	0	0
Additional paid-in capital	799,332	788,577
Accumulated deficit	(686,593)	(635,288)
Total shareholders' equity	112,739	153,289
Total liabilities and shareholders' equity	$ 166,826	$ 219,234